Other Receivables	12 Months Ended
Dec. 31, 2013
Other Receivables [Abstract]
Other Receivables	Note 4 - Other Receivables
	December 31	December 31
	2012	2013
Government institutions	$414	$1,201
Derivatives	292	713
Other	348	249

	$1,054	$2,163